Capital Group High Yield Bond ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 85.50% Corporate bonds and notes 84.39% Energy 15.08%	Principal amount (000)	Value (000)
Antero Midstream Partners, LP 5.75% 1/15/2028 (a)	USD90	$90
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	85	85
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	45	46
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	323	329
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	525	512
Caturus Energy, LLC 8.50% 2/15/2030 (a)	230	239
Chord Energy Corp. 6.75% 3/15/2033 (a)	275	284
CNX Resources Corp. 5.875% 3/1/2034 (a)	230	224
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	325	321
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	195	193
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	350	358
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	445	445
Genesis Energy, LP 6.75% 3/15/2034	410	408
Global Partners, LP 7.125% 7/1/2033 (a)	382	385
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	15	15
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	95	96
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	90	90
Matador Resources Co. 6.50% 4/15/2032 (a)	15	15
Matador Resources Co. 6.00% 4/15/2034 (a)	55	55
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(c)(d)	38	39
NFE Financing, LLC 12.00% 11/15/2029 (a)(e)(f)	349	158
Occidental Petroleum Corp. 6.60% 3/15/2046	430	446
Occidental Petroleum Corp. 6.05% 10/1/2054	290	282
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	50	51
Petrobras Global Finance BV 5.125% 9/10/2030	730	716
Petroleos Mexicanos 5.95% 1/28/2031	725	694
Range Resources Corp. 4.75% 2/15/2030 (a)	305	298
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	35	37
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	150	155
SM Energy Co. 6.75% 8/1/2029 (a)	75	76
SM Energy Co. 8.625% 11/1/2030 (a)	15	16
SM Energy Co. 8.75% 7/1/2031 (a)	385	403
SM Energy Co. 9.625% 6/15/2033 (a)	584	645
SM Energy Co. 6.625% 4/15/2034 (a)	85	85
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	140	144
Sunoco, LP 5.875% 3/15/2028	10	10
Sunoco, LP 4.50% 5/15/2029	885	864
Sunoco, LP 5.625% 3/15/2031 (a)	150	149
Sunoco, LP 6.25% 7/1/2033 (a)	75	75
Sunoco, LP 5.875% 3/15/2034 (a)	40	40
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(g)	110	112
Talos Production, Inc. 9.00% 2/1/2029 (a)	375	391
Talos Production, Inc. 9.375% 2/1/2031 (a)	90	95
Transocean International, Ltd. 8.25% 5/15/2029 (a)	385	398
Capital Group High Yield Bond ETF — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean International, Ltd. 8.50% 5/15/2031 (a)	USD135	$142
Transocean International, Ltd. 7.875% 10/15/2032 (a)	20	21
Transocean International, Ltd. 6.80% 3/15/2038	210	202
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	40	43
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	955	1,026
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	115	118
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	499	520
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	482	511
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	233	238
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	570	583
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	45	46
		14,019
Consumer discretionary 12.84%
Advance Auto Parts, Inc. 1.75% 10/1/2027	215	203
Advance Auto Parts, Inc. 3.90% 4/15/2030	410	377
Advance Auto Parts, Inc. 3.50% 3/15/2032	272	235
Beach Acquisition Bidco, LLC 10.75% PIK 7/15/2033 (a)(c)	221	235
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	350	333
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	745	755
Carnival Corp. 6.65% 1/15/2028	80	82
Carnival Corp. 5.125% 5/1/2029 (a)	60	60
Churchill Downs, Inc. 4.75% 1/15/2028 (a)	120	118
Churchill Downs, Inc. 5.75% 4/1/2030 (a)	275	272
Ford Motor Credit Co., LLC 5.73% 9/5/2030	200	200
Ford Motor Credit Co., LLC 6.532% 3/19/2032	260	267
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	196
Ford Motor Credit Co., LLC 6.125% 3/8/2034	200	198
Genting New York, LLC 7.25% 10/1/2029 (a)	680	683
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	275	268
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	95	94
Hilton Domestic Operating Co., Inc. 6.125% 4/1/2032 (a)	85	87
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	105	105
International Game Technology PLC 5.25% 1/15/2029 (a)	320	318
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	350	341
Levi Strauss & Co. 3.50% 3/1/2031 (a)	725	664
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	933	887
Newell Brands, Inc. 7.375% 4/1/2036	110	101
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (a)	480	439
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	335	322
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	705	641
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	223	226
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	248	255
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	130	126
RHP Hotel Properties, LP 6.50% 4/1/2032 (a)	275	280
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	135	133
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	266	229
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	135	135
Station Casinos, LLC 6.625% 3/15/2032 (a)	140	141
Travel + Leisure Co. 4.50% 12/1/2029 (a)	85	81
Travel + Leisure Co. 4.625% 3/1/2030 (a)	60	57
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	230	223
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	259	257
Capital Group High Yield Bond ETF — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	USD310	$303
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	270	266
YUM! Brands, Inc. 4.75% 1/15/2030 (a)	680	669
		11,944
Industrials 12.21%
ADT Security Corp. 4.125% 8/1/2029 (a)	385	368
ADT Security Corp. 5.875% 10/15/2033 (a)	210	204
Advanced Drainage Systems, Inc. 6.375% 6/15/2030 (a)	130	131
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	335	327
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	15	15
Aramark Services, Inc. 5.00% 2/1/2028 (a)	700	696
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	399	402
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	185	188
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	640	654
Bombardier, Inc. 7.50% 2/1/2029 (a)	235	244
Bombardier, Inc. 7.25% 7/1/2031 (a)	200	210
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	530	516
CACI International, Inc. 6.375% 6/15/2033 (a)	415	423
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	275	273
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	345	345
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	433	448
ESAB Corp. 5.625% 4/1/2031 (a)	165	167
GFL Environmental, Inc. 6.75% 1/15/2031 (a)	390	404
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	280	287
Moog, Inc. 5.50% 10/15/2034 (a)	365	367
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	225	225
Science Applications International Corp. 5.875% 11/1/2033 (a)	170	166
Seagate Data Storage Technology Pte., Ltd. 4.091% 6/1/2029 (a)	115	111
Seagate Data Storage Technology Pte., Ltd. 8.50% 7/15/2031 (a)	90	94
Sensata Technologies BV 4.00% 4/15/2029 (a)	100	97
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	112	111
TransDigm, Inc. 6.75% 8/15/2028 (a)	495	502
TransDigm, Inc. 4.625% 1/15/2029	660	649
TransDigm, Inc. 4.875% 5/1/2029	140	138
TransDigm, Inc. 6.00% 1/15/2033 (a)	15	15
TransDigm, Inc. 6.375% 5/31/2033 (a)	495	493
TransDigm, Inc. 6.25% 1/31/2034 (a)	300	304
TransDigm, Inc. 6.75% 1/31/2034 (a)	385	390
TransDigm, Inc. 6.125% 7/31/2034 (a)	119	117
United Rentals (North America), Inc. 4.875% 1/15/2028	135	134
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	240	239
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	795	815
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	90	89
		11,358
Communication services 10.87%
Altice France 6.50% 3/15/2032 (a)	267	254
CCO Holdings, LLC 5.125% 5/1/2027 (a)	31	31
CCO Holdings, LLC 5.375% 6/1/2029 (a)	125	123
CCO Holdings, LLC 4.50% 8/15/2030 (a)	65	61
CCO Holdings, LLC 4.25% 2/1/2031 (a)	457	417
CCO Holdings, LLC 4.75% 2/1/2032 (a)	715	647
CCO Holdings, LLC 4.50% 5/1/2032	30	27
Capital Group High Yield Bond ETF — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 7.00% 2/1/2033 (a)	USD45	$45
CCO Holdings, LLC 4.25% 1/15/2034 (a)	639	547
Charter Communications Operating, LLC 4.80% 3/1/2050	49	36
Charter Communications Operating, LLC 5.25% 4/1/2053	49	38
Charter Communications Operating, LLC 6.70% 12/1/2055	34	32
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	151	152
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	176	184
Connect Finco SARL 9.00% 9/15/2029 (a)	458	482
Connect Holding II, LLC 10.50% 4/3/2031 (a)	85	85
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	518	518
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	185	185
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	140	143
Discovery Communications, LLC 4.125% 5/15/2029	70	68
DISH DBS Corp. 5.125% 6/1/2029	90	81
DISH Network Corp. 11.75% 11/15/2027 (a)	104	107
EchoStar Corp. 10.75% 11/30/2029	308	333
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	205	207
Frontier Communications Holdings, LLC 5.875% 11/1/2029	590	594
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	75	77
Gray Media, Inc. 10.50% 7/15/2029 (a)	276	293
Gray Media, Inc. 9.625% 7/15/2032 (a)	40	40
Lamar Media Corp. 3.625% 1/15/2031	150	139
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	415	424
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	444	437
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	160	161
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	135	136
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	25	26
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	30	31
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	391	378
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	304	285
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	651	592
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	90	89
Univision Communications, Inc. 8.00% 8/15/2028 (a)	150	152
Univision Communications, Inc. 4.50% 5/1/2029 (a)	615	578
Univision Communications, Inc. 7.375% 6/30/2030 (a)	115	113
Univision Communications, Inc. 9.375% 8/1/2032 (a)	83	86
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	135	138
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	94	93
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	160	155
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	325	288
		10,108
Health care 7.24%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	400	410
Accendra Health, Inc. 4.50% 3/31/2029 (a)	335	203
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	323	320
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	175	160
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	555	547
Charles River Laboratories International, Inc. 4.00% 3/15/2031 (a)	345	321
DaVita, Inc. 3.75% 2/15/2031 (a)	185	170
DaVita, Inc. 6.75% 7/15/2033 (a)	415	423
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	261	273
Hologic, Inc. 4.625% 2/1/2028 (a)	100	100
IQVIA, Inc. 6.25% 6/1/2032 (a)	725	737
Capital Group High Yield Bond ETF — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Medline Borrower, LP 3.875% 4/1/2029 (a)	USD485	$469
Medline Borrower, LP 6.25% 4/1/2029 (a)	960	979
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(c)	139	127
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	130	132
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	310	318
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	215	214
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	130	146
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	675	684
		6,733
Financials 4.84%
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	297	285
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	200	202
Asurion, LLC 8.00% 12/31/2032 (a)	140	145
Brown & Brown, Inc. 5.55% 6/23/2035	377	377
Cipher Compute, LLC 7.125% 11/15/2030 (a)	225	233
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	363	340
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	281	262
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	297	277
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	265	250
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	60	57
Jane Street Group, LLC 6.75% 5/1/2033 (a)	115	117
Navient Corp. 7.875% 6/15/2032	375	335
OneMain Finance Corp. 7.125% 9/15/2032	690	680
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	31	31
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	268	265
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	425	420
Voyager Parent, LLC 9.25% 7/1/2032 (a)	214	222
		4,498
Information technology 4.73%
ams-OSRAM AG 12.25% 3/30/2029 (a)	300	319
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	365	376
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	315	321
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	438	416
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	204	213
Fair Isaac Corp. 4.00% 6/15/2028 (a)	125	121
Fair Isaac Corp. 6.00% 5/15/2033 (a)	368	361
Flash Compute, LLC 7.25% 12/31/2030 (a)	315	318
Hughes Satellite Systems Corp. 5.25% 8/1/2026	75	67
Hughes Satellite Systems Corp. 6.625% 8/1/2026	98	74
Intel Corp. 3.05% 8/12/2051	340	207
Intel Corp. 5.60% 2/21/2054	288	264
Match Group Holdings II, LLC 5.625% 2/15/2029 (a)	175	173
Match Group Holdings II, LLC 4.125% 8/1/2030 (a)	120	111
NCR Atleos Corp. 9.50% 4/1/2029 (a)	160	171
Oracle Corp. 4.95% 2/4/2031	164	161
Oracle Corp. 5.70% 2/4/2036	103	99
Oracle Corp. 6.70% 2/4/2056	107	99
SV RNO Property Owner 1, LLC 5.875% 3/1/2031 (a)	140	139
Viasat, Inc. 6.50% 7/15/2028 (a)	125	124
Capital Group High Yield Bond ETF — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viasat, Inc. 7.50% 5/30/2031 (a)	USD73	$72
WULF Compute, LLC 7.75% 10/15/2030 (a)	185	196
		4,402
Materials 4.58%
Century Aluminum Co. 6.875% 8/1/2032 (a)	505	521
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	225	215
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	635	635
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	45	45
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	100	98
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	30	29
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	225	217
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	560	556
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	227	230
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	657	681
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	505	535
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	65	65
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	235	232
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	187	196
		4,255
Consumer staples 4.51%
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	465	455
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	225	223
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	90	89
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	585	573
B&G Foods, Inc. 5.25% 9/15/2027	35	34
B&G Foods, Inc. 8.00% 9/15/2028 (a)	200	197
Coty, Inc. 5.60% 1/15/2031 (a)	25	24
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	30	30
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	45	46
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	280	283
Post Holdings, Inc. 4.625% 4/15/2030 (a)	185	178
Post Holdings, Inc. 6.25% 2/15/2032 (a)	870	880
Post Holdings, Inc. 6.25% 10/15/2034 (a)	65	64
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	540	539
Safeway, Inc. 7.25% 2/1/2031	140	145
US Foods, Inc. 4.75% 2/15/2029 (a)	105	104
US Foods, Inc. 4.625% 6/1/2030 (a)	95	93
US Foods, Inc. 7.25% 1/15/2032 (a)	230	238
		4,195
Real estate 4.04%
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	205	194
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	1,015	933
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	105	101
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	115	111
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	20	19
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	215	202
Kennedy-Wilson, Inc. 4.75% 3/1/2029	286	282
Kennedy-Wilson, Inc. 4.75% 2/1/2030	266	266
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	301	305
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	365	351
Service Properties Trust 0% 9/30/2027 (a)	85	77
Capital Group High Yield Bond ETF — Page 6 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 3.95% 1/15/2028	USD265	$254
Service Properties Trust 4.95% 10/1/2029	10	9
Service Properties Trust 4.375% 2/15/2030	200	178
Service Properties Trust 8.625% 11/15/2031 (a)	312	326
Service Properties Trust 8.875% 6/15/2032	150	149
		3,757
Utilities 3.45%
NRG Energy, Inc. 5.25% 6/15/2029 (a)	155	154
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030) (g)	230	220
PG&E Corp. 5.00% 7/1/2028	552	548
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	330	332
Rockies Express Pipeline, LLC 4.80% 5/15/2030 (a)	485	465
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	930	976
Talen Energy Supply, LLC 6.25% 2/1/2034 (a)	185	183
Vistra Operations Co., LLC 5.00% 7/31/2027 (a)	180	180
Vistra Operations Co., LLC 7.75% 10/15/2031 (a)	145	152
		3,210
Total corporate bonds and notes		78,479
Loans 1.11% Information technology 0.26%
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (h)(i)	224	225
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (h)(i)	15	15
		240
Communication services 0.26%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (h)(i)	134	135
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (h)(i)	105	105
		240
Consumer staples 0.22%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.923% 2/11/2033 (h)(i)	205	205
Industrials 0.21%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (h)(i)	235	201
Consumer discretionary 0.16%
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (h)(i)	149	148
Total loans		1,034
Total bonds, notes & other debt instruments (cost: $80,071,000)		79,513
Common stocks 0.39% Information technology 0.16%	Shares
MACOM Technology Solutions Holdings, Inc. (f)	666	148
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Common stocks (continued) Consumer discretionary 0.13%	Shares	Value (000)
Carnival Corp.	4,580	$119
Real estate 0.06%
Ventas, Inc. REIT	689	56
Industrials 0.04%
Axon Enterprise, Inc. (f)	99	42
Total common stocks (cost: $351,000)		365
Convertible bonds & notes 1.64% Communication services 0.48%	Principal amount (000)
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	USD72	256
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	180	194
		450
Information technology 0.43%
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (a)	36	139
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (a)	98	136
Western Digital Corp., convertible notes, 3.00% 11/15/2028	18	129
		404
Utilities 0.31%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (a)	150	158
Southern Co. (The), convertible notes, 4.50% 6/15/2027	114	127
		285
Real estate 0.18%
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (a)	79	164
Health care 0.14%
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	101	130
Financials 0.10%
Coinbase Global, Inc., convertible notes, 0.25% 4/1/2030	95	88
Total convertible bonds & notes (cost: $1,402,000)		1,521
Convertible stocks 0.47% Utilities 0.21%	Shares
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	3,600	201
Industrials 0.14%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,000	130
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Convertible stocks (continued) Information technology 0.12%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 (f)	2,400	$108
Total convertible stocks (cost: $454,000)		439
Short-term securities 10.59% Money market investments 10.59%
Capital Group Central Cash Fund 3.71% (j)(k)	98,479	9,847
Total short-term securities (cost: $9,847,000)		9,847
Total investment securities 98.59% (cost $92,125,000)		91,685
Other assets less liabilities 1.41%		1,315
Net assets 100.00%		$93,000
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	15	6/30/2026	USD3,112	$(23)
5 Year U.S. Treasury Note Futures	Long	12	6/30/2026	1,298	(17)
					$(40)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.S45	5.00%	Quarterly	12/20/2030	USD3,321	$(180)	$(164)	$(16)
CDX.NA.HY.S46	5.00%	Quarterly	6/20/2031	1,395	(70)	(56)	(14)
					$(250)	$(220)	$(30)
Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 10.59%
Money market investments 10.59%
Capital Group Central Cash Fund 3.71% (j)	$3,942	$24,902	$18,997	$1	$(1)	$9,847	$52
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Restricted security (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (b)(c)	2/17/2026	$39	$39	0.05%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $64,308,000, which represented 69.15% of the net assets of the fund.

(b)	Value determined using significant unobservable inputs.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Non-income producing.
(g)	Step bond; coupon rate may change at a later date.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,034,000, which represented 1.11% of the net assets of the fund.

(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Rate represents the seven-day yield at 3/31/2026.
(k)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $4,613,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of credit default swaps while held was $4,716,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$78,440	$39	$78,479
Loans	—	1,034	—	1,034
Convertible bonds & notes	—	1,521	—	1,521
Convertible stocks	439	—	—	439
Common stocks	365	—	—	365
Short-term securities	9,847	—	—	9,847
Total	$10,651	$80,995	$39	$91,685

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(40)	$—	$—	$(40)
Unrealized depreciation on centrally cleared credit default swaps	—	(30)	—	(30)
Total	$(40)	$(30)	$—	$(70)

*	Futures contracts and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
CME = CME Group
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group High Yield Bond ETF — Page 12 of 13

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-326-0526
Capital Group High Yield Bond ETF — Page 13 of 13